Supplement Dated June 6, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/M&G Global Leaders Fund

On May 30-31, 2013, the Board of Trustees (“Board”) of the JNL Series Trust approved the proposed reorganization of the JNL/M&G Global Leaders Fund (“M&G Fund”) into the JNL/Franklin Templeton Global Growth Fund (“FT Fund”) (the “Reorganization”), each a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the M&G Fund at a shareholders’ meeting expected to be held in August 2013.  If approved, it is expected that the Reorganization will take place on or around September 16, 2013.  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the M&G Fund’s assets and liabilities would be transferred to FT Fund in return for shares of the FT Fund of equal value as of the valuation date. These FT Fund shares would be distributed pro rata to shareholders of the M&G Fund in exchange for their fund shares. Current M&G Fund shareholders would thus become shareholders of the FT Fund and receive shares of FT Fund with a total net asset value equal to that of their shares of the M&G Fund at the time of reorganization.  The proposed transaction is expected to be  tax-free for Contract owners and for the funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the M&G Fund and the FT Fund are substantially similar.  A full description of the FT Fund and the terms of the proposed reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the M&G Fund on or about July 26, 2013.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of FT Fund, nor is it a solicitation of any proxy.  For more information regarding FT Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser and Name Change for JNL/Lazard Mid Cap Equity Fund

The Board approved a change of sub-adviser for JNL/Lazard Mid Cap Equity Fund.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Lazard Mid Cap Equity Fund. The Fund will be sub-advised by Invesco Advisors, Inc.  The name of the Fund will change to JNL/Invesco Mid Cap Value Fund.  The change in sub-adviser is not subject to shareholder approval and is expected to take place on or around September 16, 2013.

Sub-Adviser and Name Change for JNL/UBS Large Cap Select Growth Fund

The Board approved a change of sub-adviser for JNL/UBS Large Cap Select Growth Fund.  Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/UBS Large Cap Select Growth Fund. The Fund will be sub-advised by BlackRock Investment Management, LLC.  The name of the Fund will change to JNL/BlackRock Large Cap Select Growth Fund. The change in sub-adviser is not subject to shareholder approval and is expected to take place on or around September 16, 2013.

This Supplement is dated June 6, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 04/13, JMV2731 04/13, JMV8037 04/13, JMV9476L 04/13, VC5825 04/13, VC5885 04/13, VC5884 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV8037NY 04/13, JMV9476LNY 04/13, FVC4224FT 04/13, VC6016 04/13, VC5526 04/13, VC3656 04/13, VC3652 04/13, VC3657 04/13, VC3723 04/13, NV6016 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, NV3784 04/13, NV5825 04/13, HR105 04/13, and VC2440 04/13.)

CMX11111 06/13

Supplement Dated June 6, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated June 6, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Less Fee Waiver2	(0.48)%
Total Annual Net Expenses	1.05%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.28%
Less Fee Waiver2	(0.48)%
Total Annual Net Expenses	0.80%

1 The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2 Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Blue Chip Income and Growth Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$107	$436	$789	$1,783

Class B
1 year	3 years	5 years	10 years
$82	$358	$656	$1,503

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.79%
Less Fee Waiver2	(0.60)%
Total Annual Net Expenses	1.19%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.54%
Less Fee Waiver2	(0.60)%
Total Annual Net Expenses	0.94%

1 The fee table and the example reflect the expenses of both the Fund and the Master Fund.
2 Jackson National Asset Management, LLC has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds International Fund, in the section entitled “Expense Example,” please delete each table following the paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$121	$505	$914	$2,056

Class B
1 year	3 years	5 years	10 years
$96	$428	$783	$1,783

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Balanced Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.48%
Total Annual Fund Operating Expenses	1.18%
Less Fee Waiver3	(0.00)%
Total Annual Net Expenses	1.18%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
3 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/American Funds Growth Allocation Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.00%
Acquired Fund Fees and Expenses2	0.50%
Total Annual Fund Operating Expenses	1.20%
Less Fee Waiver3	(0.00)%
Total Annual Net Expenses	1.20%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
3 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Franklin Templeton Global Multisector Bond Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	1.13%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.13%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.03%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.93%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.08%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.08%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.88%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.88%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $400 million and up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.02%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.82%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.82%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.025% of the management fees of the Fund for net assets exceeding $500 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Invesco Small Cap Growth Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	1.16%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.96%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.96%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the management fees of the Fund for net assets up to $250 million. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Effective June 3, 2013, in the summary prospectus for the JNL/Mellon Capital S&P 500 Index Fund, in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.59%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.59%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses1	0.01%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waiver2	(0.00)%
Total Annual Net Expenses	0.39%

1 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
2 Jackson National Asset Management, LLC has contractually agreed to waive 0.01% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for the JNL/WMC Money Market Fund, in the section entitled “Expenses,” please delete the paragraph following the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the prospectus, in the section entitled “Management of the Trust”, in the sub-section entitled “Management Fee,” please delete the second paragraph in its entirety and replace it with the following:

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon Capital S&P 500 Index Fund and JNL/WMC Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2013.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

In the prospectus, in the section entitled “Administrative Fee”, please delete the row for JNL/UBS U.S. Growth Equity Fund in its entirety and replace it with the following:

Funds	Assets	Administrative Fee
JNL/UBS Large Cap Select Growth Fund	All Assets	.10%

This Supplement is dated June 6, 2013.

Supplement Dated June 6, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Beginning on page 178, in the section entitled “Sub-Advisory Fees”, in the table following the second paragraph, please delete the rows for JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/Invesco International Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund in their entirety and add the following tables:

FUND	ASSETS	FEES
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $400 million Over $400 million	.50% .45% .40%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million $100 million to $500 million Over $500 million	.50% .45% .40%
JNL/Invesco Small Cap Growth Fund12	All Assets	.55%
JNL/Invesco International Growth Fund	$0 to $250 million $250 million to $750 million Over $750 million	.40% .35% .30%
JNL/JPMorgan MidCap Growth Fund	$0 to $1 billion Over $1 billion	.40% .38%
JNL/JPMorgan U.S. Government & Quality Bond Fund7	$0 to $200 million $200 million to $500 million $500 million to $1 billion Over $1 billion	.17% .15% .12% .10%
JNL/Mellon Capital S&P 500 Index Fund	All Assets	0.01%
JNL/WMC Balanced Fund	$0 to $200 million $200 million to $400 million $400 million to $2.5 billion Over $2.5 billion	.27% .25% .23% .20%
JNL/WMC Value Fund	$0 to $50 million $50 million to $1.5 billion Over $1.5 billion	.40% .30% .25%
7 For net assets under $500 million, the sub-adviser fees will be 0.20% for assets up to $200 million.
12 For the purpose of calculating the sub-adviser fee for the JNL/Invesco Small Cap Growth Fund, assets must be combined with assets of the JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, and the JNL/Invesco Large Cap Growth Fund, collectively.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.55% on all assets for the JNL/Invesco Small Cap Growth Fund.

1

On page 184, in the section entitled “Sub-Advisory Fees”, please delete footnote 10 in its entirety and replace it with the following:

10 When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, Curian/PIMCO Credit Income Fund and Curian/PIMCO Total Return Fund equal or exceed $3 billion, the annual rate of 0.225% is applicable to amounts over $1 billion in the JNL/PIMCO Total Return Bond Fund.  When aggregate net assets of JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, Curian/PIMCO Credit Income Fund and Curian/PIMCO Total Return Fund are less than $3 billion, the annual rate of 0.25% is applicable to all assets.  The fee is computed based on the combined market value of the Total Return portfolios of JNL and Curian; the Sub-Adviser will aggregate Total Return assets to derive an average fee to be applied to these Total Return portfolios.

This Supplement is dated June 6, 2013.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX11202 06/13

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